Equity-accounted investees - Differences in accounting policies (Details) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-accounted investees
Carrying amount of investment in associate as of January 1, 2023	€ 33,888	€ 33,888
Revenue (100%)		(877,621)	€ (730,188)	€ (561,202)
Sportradar's share of loss from operations (49%)		(3,699)	(4,082)	€ (1,485)
Carrying amount of investment in associate as of May 31, 2023			33,888
SportTech
Equity-accounted investees
Carrying amount of investment in associate as of January 1, 2023	33,888	€ 33,888
Revenue (100%)	1,215		1,514
Loss from operations (100%)	(7,549)		(8,133)
Sportradar's share of loss from operations (49%)	(3,699)		3,985
Carrying amount of investment in associate as of May 31, 2023	€ 30,189		€ 33,888